Income taxes - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Consolidated statement of profit or loss	€ 4,054	€ 3,577
Net deferred tax asset	966	1,430	€ 16,564
Deferred tax assets and liabilities
Deferred tax assets	27,014	26,908
Deferred tax liabilities	(26,048)	(25,478)
Deferred tax assets, net	966	1,430	€ 16,564
Other assets and prepayments
Deferred tax assets and liabilities
Consolidated statement of financial position	9,986	4,644
Consolidated statement of profit or loss	5,343	(337)
Intangible assets
Deferred tax assets and liabilities
Consolidated statement of financial position	(24,720)	(19,114)
Consolidated statement of profit or loss	(2,755)	8,769
Trade and other payables
Deferred tax assets and liabilities
Consolidated statement of financial position	8,643	4,637
Consolidated statement of profit or loss	4,331	2,410
Tax loss carry-forward
Deferred tax assets and liabilities
Consolidated statement of financial position	4,612	2,887
Consolidated statement of profit or loss	3,068	(475)
Tax step-up (write-down)
Deferred tax assets and liabilities
Consolidated statement of financial position	10,300	15,600
Consolidated statement of profit or loss	(5,300)	(1,400)
Other assets non-current
Deferred tax assets and liabilities
Consolidated statement of financial position	(5,941)	(5,119)
Consolidated statement of profit or loss	(822)	(5,119)
Other
Deferred tax assets and liabilities
Consolidated statement of financial position	(1,914)	(2,105)
Consolidated statement of profit or loss	€ 189	€ (271)